UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

	SunAmerica Series Trust
	1 SunAmerica Center
	Los Angeles, California 90067-6022

2.	The name of each series or class of securities for which
this
	Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.	Investment Company Act File Number:        811-07238


	Securities Act File Number:                33-52742


4(a).	Last day of fiscal year for which this Form is filed:

	                January 31, 2015


4(b).	Check box if this Form is being filed late (i.e., more
than 90
	calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid
	on the registration fee due.

4(c).	Check box if this is the last time the issuer will be
filing
	this Form.


5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section
24(f):$3,956,650,423.23

	(ii)    Aggregate price of securities redeemed or
	        repurchased during the fiscal year:
	$(233,483,138.47)

	(iii)   Aggregate price of securities redeemed or
	       	repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
	       	previously used to reduce registration fees
payable
	       	to the Commission:			$-0-

	(iv)   	Total available redemption credits[add Items 5(ii)
		and 5(iii)]:
	$(233,483,138.47)

	(v)   	Net sales -- if Item 5(i) is greater than Item
5(iv)
	      	[subtract Item 5(iv) from Item 5(i)]:
	$3,723,167,284.77

	(vi)  	Redemption credits available for use in future
years
	      	-- if Item 5(i) is less than Item 5(iv) [subtract
Item
	      	5 (iv) from Item 5(i)]:			$-0-

	(vii) 	Multiplier for determining registration fee (See
	      	Instruction C.9):			0.0001007

	(viii) 	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter ""0"" if no fee is due):
$374,922.95


6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting
an
	amount of securities that were registered under the
Securities
	Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.
	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
	then state that number here:    		  -0-.

7.	Interest due -- if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):
							 $ 1,444.23
1,481.35-

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	 $
376,367.18

9.	Date the registration fee and any interest payment was
	sent to the Commission's lock box depository:



	     Method of Delivery:
	                	Wire Transfer

	                	Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)* ___________________________
	       /S/Gregory R. Kingston, V. President & Treasurer


	Date  October 26, 2015

	*Please print the name and title of the signing officer below the signature.

# SunAmerica had already paid a registration fee of $90,900.01 for the 2015 fiscal year end with the original filing (SEC Accession No. 0000892538-15-000013); and is now paying an additional fee of $296,148.14 plus interest of $1,444.23 for a total registration fee due of $388,492.39. The remaining difference between the $388,492.39 and the $376,376.18 total registration fee due per the amended Form 24F-2NT/A of -$12,125.21 is the result of the original 2015 net activity having the current fee rate applied to it in the amended Form.